Convertible debenture (Details Narrative)	3 Months Ended		12 Months Ended
	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 CAD ($) shares	Jul. 31, 2019 USD ($) shares	Jul. 31, 2019 CAD ($) shares	Jul. 31, 2018 USD ($)	Oct. 31, 2019 CAD ($)	Jul. 31, 2019 CAD ($)	Oct. 30, 2018 USD ($)	Oct. 30, 2018 $ / shares
Short-term Debt [Line Items]
Interest rate	11.30%		11.30%			11.30%	11.30%
Beneficial conversion feature	$ 88,797	$ 116,714	$ 88,797	$ 116,714
Accrued interest expense			98,392
Convertible debentures	1,128,750		1,128,750			$ 1,483,636	$ 1,483,636
Interest and accretion expense	0		98,392		0
Interest advanced	0		(88,821)		0
Interest paid			$ 72,623
Conversion shares issued | shares	2,909,091	2,909,091	2,909,091	2,909,091
Australis Capital Inc | Investment Agreement
Short-term Debt [Line Items]
Unsecured convertible debenture								$ 1,600,000
Interest rate								8.00%
Acquired warrant unit price | $ / shares									$ 0.55
Conversion shares issued | shares	2,909,091	2,909,091